Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

	Years Ended December 31,
	2020	2019	2018
Current tax provision
Federal	$36	$—	$—
State	1	1	1
Total current tax provision	37	1	1
Deferred tax provision
Federal	(492)	43	(1,963)
State	(571)	107	(40)
Total deferred tax provision	(1,063)	150	(2,003)
Total income tax provision (benefit)	$ (1,026)	$151	$ (2,002)
The reconciliation of taxes at the federal statutory rate to our provision for income taxes for the years ended December 31, 2020, 2019 and 2018 was as follows:

	Years Ended December 31,
	2020 (As Restated)	2019	2018
Tax at statutory federal rate	$ (78,098)	$ (18,586)	$ (13,922)
State tax, net of federal benefit	(14,052)	(4,649)	(2,419)
Stock-based compensation	(7,652)	556	161
Section 162(m) limitation	1,834	—	—
Research and development credits, net of uncertain tax position	(14,945)	(5,915)	—
Warrant revaluation	(2,824)	—	—
Other	408	915	1
Change in valuation allowance	114,303	27,830	14,177
Total income tax provision (benefit)	$ (1,026)	$151	$ (2,002)

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities as of December 31, 2020 and 2019 consisted of the following:

	As of December 31,
	2020	2019
Deferred tax assets:
Federal and state income tax credits	$21,279	$6,334
Net operating loss carryforward	132,471	41,444
Start-up costs capitalized	1,490	1,157
Stock-based compensation	8,260	1,816
Tenant allowance	—	3,075
Finance lease liability	3,718	—
Property and equipment, net	4,069	—
Accrued expenses and other	—	104
Total deferred tax assets	171,287	53,930
Valuation allowance	(162,496)	(47,672)
Deferred tax assets, net of valuation allowance	8,791	6,258
Deferred tax liabilities:
Intangible assets	(1,020)	(3,277)
Finance lease asset	(7,786)	—
Property and equipment	—	(4,053)
Other	7	—
Total deferred tax liabilities	(8,799)	(7,330)
Deferred tax liabilities, net	$ (8)	$ (1,072)

Summary of Income Tax Contingencies	The following table reflect changes in the unrecognized tax benefits:

	Years Ended December 31,
	2020	2019	2018
Gross amount of unrecognized tax benefits as of the beginning of the year	$432	$140	$140
Additions based on tax positions related to the current year	5,622	292	—
Additions based on tax position from prior years	1,338	—	—
Gross amount of unrecognized tax benefits as of the end of the year	$7,392	$432	$140